Concentration and risks (Details) (Total revenues, Revenues from Zhu Xian, Perfect World II and Return of the Condor Heroes Mobile)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Total revenues | Revenues from Zhu Xian, Perfect World II and Return of the Condor Heroes Mobile
Concentration and risks
Percentage of revenue contributed	34.00%	32.00%	42.00%